Document and Entity Information	Oct. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001711929
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Registrant Name	STARWOOD REAL ESTATE INCOME TRUST, INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-56046
Entity Tax Identification Number	82-2023409
Entity Address, Address Line One	2340 Collins Avenue
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(305)
Local Phone Number	695-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false